FORUM FUNDS

                      BROWN ADVISORY SMALL-CAP GROWTH FUND
                              Institutional Shares
                                 A and B Shares

                       BROWN ADVISORY GROWTH EQUITY FUND
                              Institutional Shares
                                    A Shares

                     Supplement Dated November 26, 2003 to
                        Prospectus Dated October 1, 2003


Effective as of the close of business on November 25, 2003, Forum Funds (the "Trust") will cease publicly offering A Shares of the Brown Advisory Growth Equity Fund (the "Growth Equity Fund") and B Shares of the Brown Advisory Small-Cap Growth Fund (the "Small-Cap Growth Fund"). The Board of Trustees of the Trust has also initiated measures to close those share classes. The Trust anticipates that the closure of the Growth Equity Fund's A Share class and the Small-Cap Growth Fund's B Share class will be completed by mid-December 2003.


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                                  FORUM FUNDS

                     BROWN ADVISORY INTERMEDIATE BOND FUND
                              Institutional Shares
                                    A Shares

                     Supplement Dated November 26, 2003 to
                          Prospectus Dated May 1, 2003


Effective as of the close of business on November 25, 2003, Forum Funds (the "Trust") will cease publicly offering A Shares of the Brown Advisory Intermediate Bond Fund (the "Fund"). The Board of Trustees of the Trust has also initiated measures to close that share class. The Trust anticipates that the closure of the Fund's A Share class will be completed by mid-December 2003.


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                                  FORUM FUNDS

                       BROWN ADVISORY INTERNATIONAL FUND
                              Institutional Shares
                                    A Shares

                     Supplement Dated November 26, 2003 to
                       Prospectus Dated February 1, 2003


Effective as of the close of business on November 25, 2003, Forum Funds (the "Trust") will cease publicly offering A Shares of the Brown Advisory International Fund (the "Fund"). The Board of Trustees of the Trust has also initiated measures to close that share class. The Trust anticipates that the closure of the Fund's A Share class will be completed by mid-December 2003.


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                                  FORUM FUNDS

                       BROWN ADVISORY MARYLAND BOND FUND
                              Institutional Shares
                                    A Shares

                     Supplement Dated November 26, 2003 to
                        Prospectus Dated October 1, 2003


Effective as of the close of business on November 25, 2003, Forum Funds (the "Trust") will cease publicly offering A Shares of the Brown Advisory Maryland Bond Fund (the "Fund"). The Board of Trustees of the Trust has also initiated measures to close that share class. The Trust anticipates that the closure of the Fund's A Share class will be completed by mid-December 2003.


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                                  FORUM FUNDS

                        BROWN ADVISORY VALUE EQUITY FUND
                              Institutional Shares
                                    A Shares

                     Supplement Dated November 26, 2003 to
                       Prospectus Dated February 1, 2003


Effective as of the close of business on November 25, 2003, Forum Funds (the "Trust") will cease publicly offering A Shares of the Brown Advisory Value Equity Fund (the "Fund"). The Board of Trustees of the Trust has also initiated measures to close that share class. The Trust anticipates that the closure of the Fund's A Share class will be completed by mid-December 2003.